Discontinued Operations - Summarized Results of Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue									$ 291		$ 279		$ 845	[1]
Disposal Group, Including Discontinued Operation, Depreciation and Amortization									131		191		590
Disposal Group, Including Discontinued Operation, Lease Operating Expense									50		63		161
Disposal Group Including Discontinued Operation Gathering and Transportation Expense									70		113		299
Disposal Group, Including Discontinued Operation Taxes other than income									23		19		41
Disposal Group Including Discontinued Operation Exploration Expense									14		16		44
Disposal Group, Including Discontinued Operation, General and Administrative Expense									8		21		54
Disposal Group Gas Management									0		0		1
Disposal group contract obligation expense									5		0		187
Disposal Group (gain) loss on sale of Assets and Impairment charges									50		(217)		2,324
Accretion Expense									6		2		2
Disposal Group, Including Discontinued Operation, Other Expense									(3)	[2]	7		(10)
Disposal Group, Including Discontinued Operation, Operating Expense									354		215		3,693	[3]
Disposal Group, Including Discontinued Operation, Operating Income (Loss)									(63)		64		(2,848)
Disposal Group Including Discontinued Operation Investment Income									0		0		6
Disposal Group Including Discontinued Operation Income before Tax									(63)		115		(2,816)
Discontinued Operation, Tax Effect of Discontinued Operation									(23)		44		(1,050)
Income (loss) from discontinued operations	$ (18)	$ 232	$ (251)	$ (3)	$ (10)	$ (10)	$ 3	$ 88	(40)		71	[4]	(1,766)	[4]
Domestic
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax									0		51		(15)
Latin America [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue													15
Disposal Group, Including Discontinued Operation, Operating Expense													8
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax									$ 0		$ 0		41
Income (loss) from discontinued operations													$ 52

[1]	Includes $15 million related to international activity for 2015.
[2]	Includes severance tax refund received in 2017.
[3]	Includes $8 million related to international activity for 2015.
[4]	Includes $52 million related to international activity for 2015.